Non-trading investments (Tables)	12 Months Ended
Mar. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of AFS debt securities
The following table presents the amortized cost and fair value of major types of AFS debt securities as of March 31, 2025 as well as cumulative unrealized gains and unrealized losses recognized through
Accumulated other comprehensive income (loss)
since acquisition.

	Millions of yen
	March 31, 2025
	Amortized cost (1)	Unrealized gains	Unrealized losses	Fair value
Japanese government securities	¥25,001	¥—	¥(187)	¥24,814
Japanese agency and municipal securities	81,913	19	(1,495)	80,437
Bank and corporate debt securities	1,790	—	(11)	1,779

Total	¥108,704	¥19	¥(1,693)	¥107,030

(1)	No allowances for current expected credit losses have been recognized as of March 31, 2025.

Summary of AFS debt securities categorized by remaining contractual maturity
The following table presents the amortized cost and fair value of major types of AFS debt securities as of March 31, 2025, categorized by remaining contractual maturity.

	Millions of yen
	March 31, 2025
	Amortized cost (1)	Fair value

Japanese government securities
1 year to 5 years	¥25,001	¥24,814
Subtotal	¥25,001	¥24,814

Japanese agency and municipal securities
1 year to 5 years	81,913	80,437
Subtotal	¥81,913	¥80,437

Bank and corporate debt securities
1 year to 5 years	1,790	1,779
Subtotal	¥1,790	¥1,779

Total	¥108,704	¥107,030

(1)	No allowances for current expected credit losses have been recognized as of March 31, 2025

Summary of AFS debt securities in an unrealized loss position
The following table presents the fair value of major types of AFS debt securities that are in an unrealized loss position as of March 31, 2025, and the period of time since acquisition that an individual AFS debt security has been in an unrealized loss position. An unrealized loss exists where the fair value of an individual AFS debt security is less than its amortized cost basis.

	Millions of yen
	March 31, 2025
	Fair value	Unrealized losses	Number of debt securities

Japanese government securities
Less than 12 months	¥24,814	¥(187)	4

Subtotal	¥24,814	¥(187)	4

Japanese agency and municipal securities
Less than 12 months	68,063	(1,495)	72

Subtotal	¥68,063	¥(1,495)	72

Bank and corporate debt securities
Less than 12 months	1,779	(11)	3

Subtotal	1,779	(11)	3

Total	¥94,656	¥(1,693)	79